Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2019
37. Assets pledged, collateral received and assets transferred
Assets pledged, collateral received and assets transferred

The section presents information on the Barclays Bank Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Bank Group has entered into and arrangements that are held off-balance sheet.

37 Assets pledged, collateral received and assets transferred

Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Barclays Bank Group balance sheet, for example because Barclays retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.

Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Liabilities are shown on a net basis in accordance with IAS 32. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Barclays Bank Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2019	2018
	£m	£m
Cash collateral and settlements	61,158	53,540
Loans and advances at amortised cost	18,726	12,597
Trading portfolio assets	65,341	63,373
Financial assets at fair value through the income statement	8,107	7,450
Financial assets at fair value through other comprehensive income	8,011	9,179
Assets pledged	161,343	146,139

The following table summarises the transferred financial assets and the associated liabilities:

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2019
Derivatives	64,061	(64,061)
Repurchase agreements	35,562	(22,981)
Securities lending arrangements	53,099	-
Other	8,621	(4,430)
	161,343	(91,472)

At 31 December 2018
Derivatives	55,082	(55,082)
Repurchase agreements	38,811	(25,721)
Securities lending arrangements	41,766	-
Other	10,480	(7,840)
	146,139	(88,643)

Included within other are agreements where a counterparty's recourse is limited to the transferred assets.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2019
Recourse to transferred assets only	3,035	(2,426)	3,183	(2,429)	754
2018
Recourse to transferred assets only	3,042	(2,975)	3,094	(2,962)	132

Barclays Bank Group has an additional £2.5bn (2018: £4.0bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 32 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2019	2018
	£m	£m
Fair value of securities accepted as collateral	660,999	597,100
Of which fair value of securities re-pledged/transferred to others	554,111	530,364

Additional disclosure has been included in collateral and other credit enhancements on pages 47 to 48.